UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead	        Charlotte, NC		   08/06/2012
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    116

Form 13F Information Table Value Total:  $253251
	-----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                                     VALUE   SHRS OR   SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS    CUSIP     (x$1000) PRN AMT   PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED
OTHER
Amedisys Inc            COM            023436108    165      11,125   SH               SOLE        N/A     11,125
Amerigas Propane        COM            030975106    1,839    41,800   SH               SOLE        N/A     41,800
Amern Shared Hosp Svcs  COM            029595105    83       30,000   SH               SOLE        N/A     30,000
Apple Computer Inc      COM            037833100    249      654      SH               SOLE        N/A     654
Atmos Energy Corp       COM            049560105    452      13,915   SH               SOLE        N/A     13,915
Auto Data Processing    COM            053015103    3,152    66,850   SH               SOLE        N/A     66,850
Autozone Inc            COM            053332102    2,622    8,213    SH               SOLE        N/A     8,213
Bank of America         COM            060505104    220      35,899   SH               SOLE        N/A     35,899
BB&T Corporation        COM            054937107    489      22,919   SH               SOLE        N/A     22,919
Becton Dickinson & Co   COM            075887109    3,041    41,482   SH               SOLE        N/A     41,482
Berkshire Hathaway Cl A CL A           084670108    1,282    12       SH               SOLE        N/A     12
Buckeye Partners Uts L PUNIT LTD PARTN 118230101    543      8,688    SH               SOLE        N/A     8,688
C V S Corporation       COM            126650100    3,575    106,429  SH               SOLE        N/A     106,429
Celgene Corp            COM            151020104    681      11,000   SH               SOLE        N/A     11,000
Chevron Corp            COM            166764100    3,960    42,769   SH               SOLE        N/A     42,769
Chubb                   COM            171232101    2,677    44,627   SH               SOLE        N/A     44,627
Church & Dwight Co Inc  COM            171340102    3,231    73,100   SH               SOLE        N/A     73,100
Coca Cola               COM            191216100    1,094    16,197   SH               SOLE        N/A     16,197
Columbia Banking SystemsCOM            197236102    286      20,000   SH               SOLE        N/A     20,000
Comcast Corp New Cl A   CL A           20030N101    439      20,975   SH               SOLE        N/A     20,975
Compass Minerals Intl   COM            20451N101    309      4,625    SH               SOLE        N/A     4,625
Conocophillips          COM            20825C104    3,867    61,064   SH               SOLE        N/A     61,064
Cousins Properties      COM            126650100    348      59,567   SH               SOLE        N/A     59,567
Covidien Ltd            SHS            G2552X108    1,166    26,447   SH               SOLE        N/A     26,447
Deere & Co              COM            244199105    2,594    40,170   SH               SOLE        N/A     40,170
Dominion Resources Inc. COM            25746U109    531      10,455   SH               SOLE        N/A     10,455
Duke                    COM            26441C105    305      15,256   SH               SOLE        N/A     15,256
El Paso Pipeline PartnerCOM            28336L109    1,325    37,350   SH               SOLE        N/A     37,350
EMC Corporation         COM            268664109    1,926    91,739   SH               SOLE        N/A     91,739
Emerson Electric Co.    COM            291011104    2,688    65,062   SH               SOLE        N/A     65,062
Enbridge Energy         COM            29250R106    4,173    151,925  SH               SOLE        N/A     151,925
Energy Transfer Equity  COM UT LTD PTN 29273V100    995      28,600   SH               SOLE        N/A     28,600
Energy Transfer PartnersUNIT LTD PARTN 29273R109    4,142    101,000  SH               SOLE        N/A     101,000
Entergy Corp.           COM            29364G103    537      8,095    SH               SOLE        N/A     8,095
Enterprise Prd Prtnrs LpCOM            293792107    10,616   264,416  SH               SOLE        N/A     264,416
Equitable Resources Inc SH BEN INT     294549100    213      4,000    SH               SOLE        N/A     4,000
Exxon-Mobil             COM            30231G102    1,206    16,610   SH               SOLE        N/A     16,610
Ferrellgas Partners     UNIT LTD PART  315293100    2,041    102,800  SH               SOLE        N/A     102,800
Fifth Third Bancorp     COM            316773100    1,504    148,955  SH               SOLE        N/A     148,955
Fiserv Inc              COM            337738108    1,853    36,505   SH               SOLE        N/A     36,505
Fluor Corporation       COM            343412102    2,158    46,350   SH               SOLE        N/A     46,350
Franklin Resources Inc  COM            354613101    1,492    15,595   SH               SOLE        N/A     15,595
General Dynamics Corp   COM            369550108    1,824    32,055   SH               SOLE        N/A     32,055
General Electric        COM            369604103    513      33,725   SH               SOLE        N/A     33,725
Global Payments Inc     COM            37940X102    3,239    80,197   SH               SOLE        N/A     80,197
Halliburton Company     COM            406216101    2,399    78,609   SH               SOLE        N/A     78,609
Home Depot              COM            437076102    225      6,844    SH               SOLE        N/A     6,844
Honeywell               COM            438516106    2,319    52,804   SH               SOLE        N/A     52,804
Ingersoll Rand Co       CL A           G4776G101    1,020    36,302   SH               SOLE        N/A     36,302
Intel Corporation       COM            461202103    222      10,400   SH               SOLE        N/A     10,400
Intl Business Machine   COM            459200101    251      1,437    SH               SOLE        N/A     1,437
Intuit Inc              COM            461202103    2,799    59,005   SH               SOLE        N/A     59,005
Ishare S&P 500          UNIT SER 1     464287200    1,065    9,366    SH               SOLE        N/A     9,366
Ishares All Country AsiaMSCI ACJPN IDX 464288182    2,182    46,785   SH               SOLE        N/A     46,785
Ishares Barclay's Short BARCLYS 1-3YR C464288646    7,074    68,032   SH               SOLE        N/A     68,032
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234    958      27,302   SH               SOLE        N/A     27,302
Ishares Intermediate CorLEHMAN INTER C 464288638    619      5,800    SH               SOLE        N/A     5,800
Ishares International EAMSCI EAFE IDX  464287465    317      6,637    SH               SOLE        N/A     6,637
Ishares Latin Amer.     S&P LTN AM 40  464287390    2,709    69,671   SH               SOLE        N/A     69,671
Johnson & Johnson       COM            478160104    3,392    53,265   SH               SOLE        N/A     53,265
Kimberly Clark          COM            494368103    1,787    25,168   SH               SOLE        N/A     25,168
Kinder Morgan Energy Lp UNIT LTD PART  494550106    1,344    19,655   SH               SOLE        N/A     19,655
Kinder Morgan Mgmt Llc  SHS            49455U100    302      5,138    SH               SOLE        N/A     5,138
Lab Cp Of Amer Hldg New COM            50540R409    3,526    44,605   SH               SOLE        N/A     44,605
Lowes Companies         COM            548661107    1,647    85,142   SH               SOLE        N/A     85,142
Magellan Midstream PartnCOM UNIT RP LP 559080106    4,344    71,925   SH               SOLE        N/A     71,925
Marathon Oil Group      COM            565849106    1,556    72,095   SH               SOLE        N/A     72,095
Marathon Petroleum Corp COM            56585A102    571      21,119   SH               SOLE        N/A     21,119
McGraw-Hill Cos         COM            580645109    296      7,220    SH               SOLE        N/A     7,220
Microsoft Corp          COM            594918104    3,220    129,349  SH               SOLE        N/A     129,349
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365    3,262    95,794   SH               SOLE        N/A     95,794
Mylan Labs.             COM            628530107    2,992    176,113  SH               SOLE        N/A     176,113
Noble Corp              SHS            G65422100    2,058    70,135   SH               SOLE        N/A     70,135
Nustar Energy, LP       UNIT COM       67058H102    4,057    77,605   SH               SOLE        N/A     77,605
Oneok Partners Lp       UNIT LTD PARTN 68268N103    4,248    91,130   SH               SOLE        N/A     91,130
PAA Natural Gas Storage COM UNIT LTD   693139107    1,258    77,179   SH               SOLE        N/A     77,179
Pepsico Inc.            COM            713448108    3,412    55,125   SH               SOLE        N/A     55,125
Philip Morris Intl Inc  COM            718172109    205      3,290    SH               SOLE        N/A     3,290
Plains All Amern Ppln LpUNIT LTD PARTN 726503103    4,684    79,492   SH               SOLE        N/A     79,492
Plum Creek Timber       COM            729251108    3,044    87,710   SH               SOLE        N/A     87,710
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104    765      20,770   SH               SOLE        N/A     20,770
PowerShares High DividenHI YLD EQ DVDN 73935X302    904      110,170  SH               SOLE        N/A     110,170
Powershs Emerging SoveriSOVEREIGN DEBT 73936T573    424      16,225   SH               SOLE        N/A     16,225
Powershs RAFI US 1000   FTSE RAFI 1000 73935X583    1,914    39,140   SH               SOLE        N/A     39,140
PPG Industries Inc      COM            693506107    2,804    39,680   SH               SOLE        N/A     39,680
Procter & Gamble Co     COM            742718109    1,944    30,773   SH               SOLE        N/A     30,773
Qualcomm Inc            COM            747525103    3,845    79,065   SH               SOLE        N/A     79,065
Realty Income           COM            756109104    2,629    81,560   SH               SOLE        N/A     81,560
Royal Bk Cda Montreal   COM            780087102    244      5,343    SH               SOLE        N/A     5,343
S P D R -S&P 500        UNIT SER 1     78462F103    3,544    31,318   SH               SOLE        N/A     31,318
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507    2,384    30,573   SH               SOLE        N/A     30,573
S&P Small Cap 600       S&P SMLCAP 600 464287804    1,305    22,292   SH               SOLE        N/A     22,292
Schlumberger            COM            806857108    305      5,104    SH               SOLE        N/A     5,104
Starbucks Corp          COM            855244109    250      6,700    SH               SOLE        N/A     6,700
Suburban Propane        UNIT LTD PART  864482104    3,280    70,670   SH               SOLE        N/A     70,670
Sunoco Logistics PartnerCOM UNITS      86764L108    2,827    31,950   SH               SOLE        N/A     31,950
Targa Resources PartnersCOM UNIT       87611X105    3,901    118,641  SH               SOLE        N/A     118,641
Target Corporation      COM            87612E106    1,876    38,250   SH               SOLE        N/A     38,250
Templeton Global Incm FdCOM            880198106    3,471    367,350  SH               SOLE        N/A     367,350
The Southern Company    COM            842587107    215      5,075    SH               SOLE        N/A     5,075
Thermo Fisher ScientificCOM            883556102    522      10,300   SH               SOLE        N/A     10,300
Tupperware Corporation  COM            899896104    2,126    39,560   SH               SOLE        N/A     39,560
Vanguard Emerging MarketEMR MKT ETF    922042858    2,398    66,933   SH               SOLE        N/A     66,933
Wal-Mart Stores Inc.    COM            931142103    331      6,375    SH               SOLE        N/A     6,375
Wells Fargo & Company   COM            949746101    289      11,970   SH               SOLE        N/A     11,970
Willis Group Holdings   SHS            G96655108    2,286    66,513   SH               SOLE        N/A     66,513
Zimmer Holdings Inc     COM            98956P102    910      17,020   SH               SOLE        N/A     17,020
                                                    204,702


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